1900 K Street, NW
Washington, DC 20006
+1 202 261 3300 Main
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www.dechert.com

________________________________________

WILLIAM J. BIELEFELD

william.bielefeld@dechert.com
+202 261 3386 Direct
+202 261 3333 Fax

July 26, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Pine Grove Alternative Institutional Fund ("Fund") (File Nos. 333-189791; 811-22860)

On behalf of the Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form N-2 (the "Amendment"). The Amendment is being filed to: (1) update Fund's financial statements and (2) update certain other information in the Prospectus and Statement of Additional Information.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (202) 261-3386. Thank you.

Best regards,

/s/ William J. Bielefeld

William J. Bielefeld